Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Beginning balance	$ (2,626)	$ (1,149)	$ 139
Current year other comprehensive loss	2,122	(1,477)	(1,288)
Ending balance	(507)	(2,626)	(1,149)
Foreign currency translation [Member]
Class of Stock [Line Items]
Beginning balance	(2,626)	(1,149)	139
Current year other comprehensive loss	2,119	(1,477)	(1,288)
Ending balance	$ (507)	$ (2,626)	$ (1,149)